Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Bank balances	$ 6,748,115	$ 5,286,991